SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of common stock reflected in the balance sheets are reconciled
At March 31, 2022 and December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption	$231,499,860

At December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds Allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption	$231,499,860

Summary of Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended March 31, 2022		For the Period from January 5, 2021 (Inception) Through March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(943,894)	$(235,974)	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	22,807,868	5,701,967	—	5,000,000
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Period from January 5, 2021 (Inception) Through December 31, 2021
	Class A	Class B

Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,277,850)	$(676,241)
Denominator:
Basic and diluted weighted average shares outstanding	10,024,409	5,304,936

Basic and diluted net loss per ordinary share	$(0.13)	$(0.13)